Formation of the Trust and Offering Transaction	0 Months Ended
Apr. 15, 2013
Formation of the Trust and Offering Transaction
Formation of the Trust and Offering Transaction

Note 2—Formation of the Trust and Offering Transaction

        Upon completion of the Offering, the Trust will contribute the net proceeds to Physicians Realty L.P. (the "Operating Partnership") and become the sole general partner. The Operating Partnership will be formed as a Delaware limited partnership. The Trust's operations are planned to commence upon completion of the Offering and related formation transactions. Upon completion of the Offering and the related formation transactions, the Trust expects its operations to be carried on through its Operating Partnership and wholly owned subsidiaries of the Operating Partnership. At such time, the Trust, as the general partner of the Operating Partnership, will control the Operating Partnership and consolidate the assets, liabilities and results of operations of the Operating Partnership.